First Trust New Constructs Core Earnings Leaders ETF Investment Objectives and Goals - First Trust New Constructs Core Earnings Leaders ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Bloomberg New Constructs Core Earnings Leaders Index (the “Index”).